Document and Entity Information	12 Months Ended
Oct. 31, 2015
Document and Entity Information
Entity Registrant Name	HP Inc
Entity Central Index Key	0000047217
Document Type	8-K
Document Period End Date	Oct. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--10-31
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY